Voya VACS Series EMHCD Fund Performance Management - Voya VACS Series EMHCD Fund	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index and an additional index with investment characteristics similar to those of the Fund for the same period. The Fund uses the Bloomberg Global Aggregate Index as its primary benchmark in accordance with regulatory disclosure requirements and uses the J.P. Morgan EMBI Global Diversified Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's shares. The Fund's past performance (before and after taxes) is no guarantee of future results.
Performance Past Does Not Indicate Future [Text]	 The Fund's past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index and an additional index with investment characteristics similar to those of the Fund for the same period.
Performance Additional Market Index [Text]	 The   Fund  uses the   Bloomberg Global Aggregate Index as its primary benchmark in accordance with regulatory disclosure requirements  and uses the J.P. Morgan   EMBI Global Diversified Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies.
Bar Chart [Heading]	Calendar Year Total Returns  <br/>(as of December 31 of each year)
Bar Chart Closing [Text Block]	Best quarter:3rd Quarter 20246.47%Worst quarter:4th Quarter 2024-1.68%Year-to-date total return:June 30, 20263.56%
Performance Table Heading	Average Annual Total Returns %  <br/>(for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	 Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	 In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Index No Deduction for Fees, Expenses, or Taxes [Text]	The index returns do not reflect deductions for fees, expenses, or taxes.
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Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date total return:
Bar Chart, Year to Date Return	3.56%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	6.47%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(1.68%)
Lowest Quarterly Return, Date	Dec. 31, 2024